RELATED PARTY TRANSACTIONS - Founder Shares (Details)				6 Months Ended	12 Months Ended
	May 09, 2023 shares	Oct. 12, 2021 USD ($)	Mar. 11, 2021 USD ($) item $ / shares shares	Jun. 30, 2024 D $ / shares shares	Dec. 31, 2023 D $ / shares shares	Dec. 31, 2022 shares
RELATED PARTY TRANSACTIONS
Founder shares conversion ratio				1	1
Over Allotment
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $		$ 30,000,000
Class A common stock
RELATED PARTY TRANSACTIONS
Common shares, shares issued	8,665,842				4,002,121	0
Common shares, shares outstanding	8,665,842			4,002,121	4,002,121	0
Class B common stock
RELATED PARTY TRANSACTIONS
Common shares, shares issued	1,747,879			1,747,879	1,747,879	5,750,000
Common shares, shares outstanding	1,747,879			1,747,879	1,747,879	5,750,000
Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders				67.00%	67.00%
Number of class B shares converted into class A shares	4,002,121
Founder shares conversion ratio	1
Anchor investor One | Initial Public Offering
RELATED PARTY TRANSACTIONS
Offering price | $ / shares			$ 10.00
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares | Sponsor | Class B common stock
RELATED PARTY TRANSACTIONS
Issuance of class B ordinary shares to sponsor (in shares)			5,750,000
Issuance of class B ordinary shares to sponsor (in shares) | $			$ 25,000
Shares subject to forfeiture			750,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders			20.00%
Shares not subject to forfeiture			750,000
Number of class B shares converted into class A shares	4,002,121
Founder shares conversion ratio	1
Founder Shares | Anchor Investors
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			1,747,879
Share price | $ / shares			$ 0.004
Aggregate purchase price | $			$ 6,992
Fair value of the founder shares attributable to the anchor investors | $			$ 13,860,681
Amount attributable to the Anchor Investors per share | $ / shares			$ 7.93
Founder Shares | Eight anchor investor
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			8
Sale of units in initial public offering ( in shares)			1,980,000
Founder Shares | Eight anchor investor | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			1,980,000
Offering price | $ / shares			$ 10.00
Founder Shares | Six Anchor investor
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			6
Sale of units in initial public offering ( in shares)			980,000
Offering price | $ / shares			$ 10.00
Founder Shares | Six Anchor investor | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			980,000
Offering price | $ / shares			$ 10.00
Founder Shares | Anchor investor One
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			1
Sale of units in initial public offering ( in shares)			780,000
Founder Shares | Anchor investor One | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			780,000
Offering price | $ / shares			$ 10.00
Founder Shares | Anchor investor Two
RELATED PARTY TRANSACTIONS
Number of anchor investors | item			1
Sale of units in initial public offering ( in shares)			500,000
Offering price | $ / shares			$ 10.00
Founder Shares | Anchor investor Two | Initial Public Offering
RELATED PARTY TRANSACTIONS
Sale of units in initial public offering ( in shares)			500,000
Offering price | $ / shares			$ 10.00